Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash equivalents
Federal deposit insurance corporation value
Cash deposit
Allowance accounts receivable
Inventory reserves
Depreciation expense		12,000,000	$ 500,000	21,000,000	$ 1,400,000	4,493	12,206
Amortization expense		79,000,000	$ 31,000,000	179,000,000	62,000,000
Deferred revenue	230,000	230,000		230,000		1,847,000	2,571,000
Revenues				1,800,000	3,500,000
Accounts receivables	$ 280,000	$ 280,000		280,000		641,000
Impairment of intangible assets
Advertising costs
Shipping and handling
Direct labor cost				$ 46,000,000	$ 148,000,000		$ 294,000
Largest Customers One [Member]
Percentage of concentrations risk				15.00%		21.00%
Largest Customers Two [Member]
Percentage of concentrations risk				17.00%		38.00%
Largest Customers Three [Member]
Percentage of concentrations risk				19.00%		22.00%
Largest Customers One [Member] | Sales Revenue, Net [Member]
Percentage of concentrations risk	22.00%			11.00%
Largest Customers Two [Member] | Sales Revenue, Net [Member]
Percentage of concentrations risk	22.00%			18.00%
Largest Customers Three [Member] | Sales Revenue, Net [Member]
Percentage of concentrations risk		44.00%		22.00%
Accounts Receivables [Member]
Accounts receivables						$ 641,000,000
Accounts Receivables [Member] | Largest Customers One [Member]
Percentage of concentrations risk				13.00%		60.00%
Accounts Receivables [Member] | Largest Customers Two [Member]
Percentage of concentrations risk				14.00%		19.00%
Accounts Receivables [Member] | Largest Customers Three [Member]
Percentage of concentrations risk				25.00%
Customer Contracts And Relationships [Member]
Finite-lived intangible asset, useful life				3 years		3 years
Patents and Other Intellectual Property [Member]
Finite-lived intangible asset, useful life				5 years		5 years
Non Compete Agreement [Member]
Finite-lived intangible asset, useful life				2 years		2 years
Software [Member]
Property, plant and equipment, useful life				5 years		5 years
Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life				1 year		1 year
Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life				8 years		8 years